Adjustments to cash from operating activities - Disclosure of Detailed Information about Adjustments to Cash from Operating Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
ZigZag
Cash Flow Adjustments [Line Items]
Remuneration expense, put option	€ 2,817	€ 0	€ 0
Net change in capitalized financing costs (excl. yearly amortization)	(937)	(9)	0
Net change in interests payable	28	55	3
Net foreign exchange gains/(losses) on financing activities	(280)	3,105	861
Net foreign exchange gains/(losses)	(1,379)	(4,178)	(399)
Other finance income	2,121	1,650	1,403
Interest received	345	552	562
Other finance expenses	(2,203)	(5,947)	(3,501)
Total	(2,305)	(4,772)	(1,071)
Change in provisions	(22)	486	277
Change in the value of retirement benefit obligation	(976)	59	(712)
Changes in share-based payments	1,239	0	0
Impairment financial assets	0	0	101
Impairment tangible and intangible assets	1,676	0	0
Fair value (gain)/loss on derivative financial instruments	489	(894)	1
Profit/(loss) from participations in associated companies	1,056	1,839	0
Gain/(loss) on Share base payments and NC-PECS	0	1,771	1,053
Capital gain/loss tangible and intangible assets	696	0	0
Change in fair value of warrants	10,856	0	0
Other	649	(322)	485
Other adjustments for non-cash items	€ (18,480)	€ (2,939)	€ (1,205)